Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. – DIVIDEND GROWTH FUND August 31, 2020

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.41%

Aerospace & Defense 2.38%

Northrop Grumman Corp.	113,100	$38,749
Raytheon Technologies Corp.	389,341	23,750
Total		62,499

Banks 1.86%

JPMorgan Chase & Co.	489,200	49,013

Beverages 1.55%

Coca-Cola Co. (The)	823,179	40,772

Biotechnology 1.83%

AbbVie, Inc.	501,407	48,020

Building Products 1.25%

Masco Corp.	565,200	32,951

Capital Markets 9.26%

Ameriprise Financial, Inc.	296,500	46,491
BlackRock, Inc.	120,700	71,719
MarketAxess Holdings, Inc.	49,500	24,054
Moody’s Corp.	140,000	41,249
S&P Global, Inc.	163,500	59,910
Total		243,423

Chemicals 2.75%

Air Products & Chemicals, Inc.	135,700	39,660
Linde plc (United Kingdom)(a)	130,800	32,666
Total		72,326

Commercial Services & Supplies 1.50%

Waste Management, Inc.	346,800	39,535

Distributors 1.19%

Pool Corp.	95,600	31,341

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – DIVIDEND GROWTH FUND August 31, 2020

Investments	Shares	Fair Value (000)
Diversified Telecommunication Services 1.58%

Verizon Communications, Inc.	702,700	$41,649

Electric: Utilities 1.90%

NextEra Energy, Inc.	179,100	49,999

Entertainment 1.58%

Walt Disney Co. (The)	315,300	41,579

Food & Staples Retailing 2.55%

Sysco Corp.	410,000	24,657
Walmart, Inc.	304,570	42,290
Total		66,947

Health Care Equipment & Supplies 6.75%

Abbott Laboratories	649,000	71,046
Danaher Corp.	284,000	58,638
West Pharmaceutical Services, Inc.	168,700	47,904
Total		177,588

Health Care Providers & Services 2.47%

AmerisourceBergen Corp.	258,800	25,111
UnitedHealth Group, Inc.	127,800	39,944
Total		65,055

Hotels, Restaurants & Leisure 2.96%

McDonald’s Corp.	364,826	77,898

Household Products 0.70%

Procter & Gamble Co. (The)	132,300	18,301

Information Technology Services 6.32%

Accenture plc Class A (Ireland)(a)	287,500	68,980
Jack Henry & Associates, Inc.	167,900	27,774
Visa, Inc. Class A	327,600	69,448
Total		166,202

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – DIVIDEND GROWTH FUND August 31, 2020

Investments	Shares	Fair Value (000)
Insurance 2.53%

Chubb Ltd. (Switzerland)(a)	287,300	$35,913
RenaissanceRe Holdings Ltd.	166,700	30,629
Total		66,542

Machinery 4.03%

Dover Corp.	309,800	34,028
Illinois Tool Works, Inc.	187,900	37,120
Stanley Black & Decker, Inc.	215,800	34,809
Total		105,957

Media 2.93%

Comcast Corp. Class A	1,721,400	77,136

Multi-Line Retail 0.86%

Dollar General Corp.	112,400	22,691

Multi-Utilities 2.81%

CMS Energy Corp.	651,400	39,403
WEC Energy Group, Inc.	365,700	34,405
Total		73,808

Oil, Gas & Consumable Fuels 2.39%

Chevron Corp.	444,462	37,304
TOTAL SE ADR	647,400	25,617
Total		62,921

Personal Products 1.43%

Estee Lauder Cos., Inc. (The) Class A	169,500	37,582

Pharmaceuticals 4.75%

Johnson & Johnson	385,023	59,066
Merck & Co., Inc.	381,800	32,556
Zoetis, Inc.	207,500	33,221
Total		124,843

Road & Rail 3.99%

J.B. Hunt Transport Services, Inc.	262,400	36,877

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – DIVIDEND GROWTH FUND August 31, 2020

Investments	Shares	Fair Value (000)
Road & Rail (continued)

Union Pacific Corp.	353,200	$67,970
Total		104,847

Semiconductors & Semiconductor Equipment 7.94%

Analog Devices, Inc.	347,400	40,604
Microchip Technology, Inc.	378,467	41,518
QUALCOMM, Inc.	491,626	58,553
Texas Instruments, Inc.	478,800	68,061
Total		208,736

Software 5.11%

Microsoft Corp.	595,900	134,393

Specialty Retail 5.16%

Home Depot, Inc. (The)	99,200	28,276
Lowe’s Cos., Inc.	380,675	62,694
TJX Cos., Inc. (The)	815,100	44,659
Total		135,629

Technology Hardware, Storage & Peripherals 2.93%

Apple, Inc.	598,000	77,166

Textiles, Apparel & Luxury Goods 2.17%

NIKE, Inc. Class B	510,500	57,120
Total Common Stocks (cost $2,060,317,100)		2,614,469

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.52%

Repurchase Agreement

Repurchase Agreement dated 8/31/2020, 0.00% due 9/1/2020 with Fixed Income Clearing Corp. collateralized by $13,333,300 of U.S. Treasury Note at 2.125% due 12/31/2022; value: $13,994,060; proceeds: $13,719,631 (cost $13,719,631)	$13,720	13,720
Total Investments in Securities 99.93% (cost $2,074,036,731)		2,628,189
Cash and Other Assets in Excess of Liabilities(b) 0.07%		1,850
Net Assets 100.00%		$2,630,039

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. – DIVIDEND GROWTH FUND August 31, 2020

ADR	American Depositary Receipt.

(a)	Foreign security traded in U.S. dollars.
(b)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on futures contracts as follows:

Open Futures Contracts at August 31, 2020:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
E- Mini S&P 500 Index	September 2020	68	Long	$10,691,590	$11,896,260	$1,204,670

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,614,469	$—	$—	$2,614,469
Short-Term Investment
Repurchase Agreement	—	13,720	—	13,720
Total	$2,614,469	$13,720	$—	$2,628,189
Other Financial Instruments
Futures Contracts
Assets	$1,205	$—	$—	$1,205
Liabilities	—	—	—	—
Total	$1,205	$—	$—	$1,205

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2020

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.02%

Aerospace & Defense 0.92%

CAE, Inc. (Canada)(a)	428,083	$6,768

Banks 0.74%

First Republic Bank	48,009	5,421

Beverages 1.51%

Boston Beer Co., Inc. (The) Class A*	3,769	3,324
Brown-Forman Corp. Class B	105,539	7,722
Total		11,046

Biotechnology 5.97%

Acceleron Pharma, Inc.*	45,875	4,471
Argenx SE ADR*	12,524	2,896
Blueprint Medicines Corp.*	26,317	2,038
Immunomedics, Inc.*	146,125	6,511
Iovance Biotherapeutics, Inc.*	110,834	3,694
Moderna, Inc.*	34,764	2,256
Natera, Inc.*	97,143	6,189
Sarepta Therapeutics, Inc.*	28,839	4,223
Seattle Genetics, Inc.*	46,209	7,317
Twist Bioscience Corp.*	60,114	4,204
Total		43,799

Capital Markets 2.92%

MarketAxess Holdings, Inc.	20,492	9,958
Moody’s Corp.	13,280	3,913
MSCI, Inc.	20,230	7,551
Total		21,422

Chemicals 0.45%

FMC Corp.	30,940	3,306

Construction Materials 1.04%

Vulcan Materials Co.	63,489	7,619

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2020

Investments	Shares	Fair Value (000)
Containers & Packaging 2.19%

Avery Dennison Corp.	39,225	$4,526
Ball Corp.	143,850	11,561
Total		16,087

Diversified Consumer Services 2.58%

Bright Horizons Family Solutions, Inc.*	46,375	6,168
Chegg, Inc.*	75,322	5,554
Service Corp. International	156,947	7,165
Total		18,887

Diversified Financial Services 0.23%

Insurance Acquisition Corp. Class A*(b)	127,244	1,705

Electrical Equipment 1.84%

AMETEK, Inc.	73,224	7,374
Hubbell, Inc.	42,409	6,146
Total		13,520

Electronic Equipment, Instruments & Components 1.89%

Amphenol Corp. Class A	26,773	2,940
Keysight Technologies, Inc.*	50,467	4,972
Trimble, Inc.*	114,083	5,979
Total		13,891

Entertainment 0.85%

Roku, Inc.*	24,155	4,191
Warner Music Group Corp. Class A	69,737	2,068
Total		6,259

Equity Real Estate Investment Trusts 1.55%

SBA Communications Corp.	37,136	11,366

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2020

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 7.06%

Align Technology, Inc.*	38,228	$11,353
DexCom, Inc.*	8,178	3,479
IDEXX Laboratories, Inc.*	13,921	5,444
Insulet Corp.*	33,659	7,346
Penumbra, Inc.*	19,339	4,045
Silk Road Medical, Inc.*	52,625	3,209
Teleflex, Inc.	19,949	7,839
West Pharmaceutical Services, Inc.	31,773	9,022
Total		51,737

Health Care Providers & Services 1.32%

Centene Corp.*	72,726	4,460
Guardant Health, Inc.*	54,251	5,181
Total		9,641

Health Care Technology 2.14%

Teladoc Health, Inc.*	18,919	4,080
Veeva Systems, Inc. Class A*	41,240	11,641
Total		15,721

Hotels, Restaurants & Leisure 1.90%

Chipotle Mexican Grill, Inc.*	10,615	13,909

Household Products 1.71%

Church & Dwight Co., Inc.	130,724	12,527

Industrial Conglomerates 0.96%

Roper Technologies, Inc.	16,530	7,061

Information Technology Services 8.79%

FleetCor Technologies, Inc.*	42,043	10,572
Genpact Ltd.	217,409	9,170
Global Payments, Inc.	58,286	10,294
Jack Henry & Associates, Inc.	52,869	8,746
Twilio, Inc. Class A*	56,101	15,134
Wix.com Ltd. (Israel)*(a)	35,823	10,554
Total		64,470

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2020

Investments	Shares		Fair Value (000)
Insurance 2.50%

Goosehead Insurance, Inc. Class A		111,010	$11,407
RenaissanceRe Holdings Ltd.		37,509	6,892
Total			18,299

Interactive Media & Services 2.93%

IAC/InterActiveCorp*		53,697	7,141
Match Group, Inc.*		79,810	8,913
Snap, Inc. Class A*		239,896	5,420
Total			21,474

Leisure Products 0.80%

Peloton Interactive, Inc. Class A*		76,855	5,893

Life Sciences Tools & Services 3.99%

10X Genomics, Inc. Class A*		44,109	5,056
Berkeley Lights, Inc.*		15,801	1,033
Bio-Rad Laboratories, Inc. Class A*		11,865	6,034
Charles River Laboratories International, Inc.*		42,343	9,271
Repligen Corp.*		50,879	7,882
Total			29,276

Machinery 1.88%

Fortive Corp.		73,745	5,318
Stanley Black & Decker, Inc.		52,275	8,432
Total			13,750

Multi-Line Retail 1.98%

Dollar General Corp.		30,628	6,183
Dollar Tree, Inc.*		86,518	8,329
Total			14,512

Oil, Gas & Consumable Fuels 0.56%

Parsley Energy, Inc. Class A		381,300	4,099

Personal Products 0.55%

Shiseido Co., Ltd.(c)	JPY	68,664	4,001

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2020

Investments	Shares	Fair Value (000)
Pharmaceuticals 2.35%

Catalent, Inc.*	77,906	$7,206
Zoetis, Inc.	62,554	10,015
Total		17,221

Professional Services 1.83%

CoStar Group, Inc.*	15,808	13,415

Road & Rail 3.75%

J.B. Hunt Transport Services, Inc.	57,195	8,038
Kansas City Southern	27,854	5,071
Old Dominion Freight Line, Inc.	47,531	9,610
Saia, Inc.*	35,717	4,793
Total		27,512

Semiconductors & Semiconductor Equipment 5.34%

Analog Devices, Inc.	75,688	8,846
Lam Research Corp.	22,911	7,706
Microchip Technology, Inc.	63,845	7,004
NXP Semiconductors NV (Netherlands)(a)	51,945	6,533
Xilinx, Inc.	87,245	9,087
Total		39,176

Software 16.08%

Anaplan, Inc.*	118,623	7,266
Coupa Software, Inc.*	30,628	10,038
DocuSign, Inc.*	64,658	14,419
Everbridge, Inc.*	37,860	5,626
Fair Isaac Corp.*	17,213	7,243
nCino, Inc.*	9,716	903
Palo Alto Networks, Inc.*	38,738	9,971
RingCentral, Inc. Class A*	65,174	18,951
ServiceNow, Inc.*	13,019	6,275
Slack Technologies, Inc. Class A*	208,302	6,841
Splunk, Inc.*	91,404	20,048
Zendesk, Inc.*	107,543	10,365
Total		117,946

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2020

Investments	Shares	Fair Value (000)
Specialty Retail 4.67%

Burlington Stores, Inc.*	51,150	$10,073
O’Reilly Automotive, Inc.*	29,312	13,649
Tractor Supply Co.	70,762	10,531
Total		34,253

Textiles, Apparel & Luxury Goods 1.25%

Canada Goose Holdings, Inc. (Canada)*(a),(b)	70,309	1,722
Lululemon Athletica, Inc. (Canada)*(a)	19,855	7,459
Total		9,181
Total Common Stocks (cost $458,332,929)		726,170

	Principal Amount (000)
SHORT-TERM INVESTMENTS 1.23%

Repurchase Agreement 1.11%

Repurchase Agreement dated 8/31/2020, 0.00% due 9/1/2020 with Fixed Income Clearing Corp. collateralized by 7,803,100 of U.S. Treasury Note at 2.625% due 02/28/2023; value: $8,284,700; proceeds: $8,122,157 (cost $8,122,157)	$8,122	8,122

	Shares
Money Market Fund 0.11%

Fidelity Government Portfolio(d)	832,055	832

Time Deposit 0.01%

CitiBank N.A.(d)	92,451	93
Total Short-Term Investments (cost $9,046,663)		9,047
Total Investments in Securities 100.25% (cost $467,379,592)		735,216
Liabilities in Excess of Other Assets (0.25)%		(1,911)
Net Assets 100.00%		$733,305

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2020

JPY	Japanese yen.
ADR	American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of these securities were on loan at August 31, 2020.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$726,170	$—	$—	$726,170
Short-Term Investments
Repurchase Agreement	—	8,122	—	8,122
Money Market Fund	832	—	—	832
Time Deposit	—	93	—	93
Total	$727,002	$8,215	$—	$735,217

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2020

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.75%

Auto Components 2.58%

American Axle & Manufacturing Holdings, Inc.*	704,812	$5,483
Dorman Products, Inc.*	99,395	8,418
Total		13,901

Automobiles 1.23%

Thor Industries, Inc.	70,154	6,625

Banks 13.02%

Bancorp, Inc. (The)*	1,536,076	14,593
Bank of Hawaii Corp.	135,069	7,434
BankUnited, Inc.	477,500	11,164
Camden National Corp.	281,801	9,202
Pacific Premier Bancorp, Inc.	376,373	8,502
Sterling Bancorp	638,106	7,447
TCF Financial Corp.	324,659	8,727
Valley National Bancorp	431,322	3,239
Total		70,308

Building Products 2.25%

Masonite International Corp.*	133,303	12,169

Capital Markets 7.50%

Brightsphere Investment Group, Inc.	904,533	12,537
Golub Capital BDC, Inc.	632,755	8,340
Houlihan Lokey, Inc.	88,060	5,160
Moelis & Co. Class A	217,400	6,937
Victory Capital Holdings, Inc. Class A	432,935	7,529
Total		40,503

Chemicals 5.48%

Avient Corp.	277,684	7,087
Axalta Coating Systems Ltd.*	316,330	7,544
Chase Corp.	75,566	7,373
Valvoline, Inc.	371,500	7,579
Total		29,583

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2020

Investments	Shares	Fair Value (000)
Construction & Engineering 1.06%

EMCOR Group, Inc.	76,001	$5,701

Electric: Utilities 2.13%

IDACORP, Inc.	58,264	5,238
Portland General Electric Co.	163,800	6,249
Total		11,487

Electrical Equipment 1.62%

Acuity Brands, Inc.	80,188	8,764

Electronic Equipment, Instruments & Components 2.67%
Avnet, Inc.	236,700	6,511
Littelfuse, Inc.	43,700	7,903
Total		14,414

Energy Equipment & Services 1.86%

Cactus, Inc. Class A	225,000	4,970
Core Laboratories NV (Netherlands)(a)	241,311	5,051
Total		10,021

Equity Real Estate Investment Trusts 7.52%

First Industrial Realty Trust, Inc.	185,600	7,916
Highwoods Properties, Inc.	192,100	7,158
Outfront Media, Inc.	319,290	5,406
STAG Industrial, Inc.	166,700	5,384
Sunstone Hotel Investors, Inc.	974,046	8,114
Weingarten Realty Investors	380,100	6,640
Total		40,618

Food & Staples Retailing 1.02%

Sprouts Farmers Market, Inc.*	235,372	5,496

Health Care Equipment & Supplies 2.94%

Natus Medical, Inc.*	398,297	7,233
NuVasive, Inc.*	165,201	8,612
Total		15,845

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2020

Investments	Shares	Fair Value (000)
Health Care Providers & Services 1.75%

AMN Healthcare Services, Inc.*	175,338	$9,440

Hotels, Restaurants & Leisure 1.42%

Dunkin’ Brands Group, Inc.	101,066	7,689

Household Products 2.35%

Spectrum Brands Holdings, Inc.	212,741	12,679

Information Technology Services 3.05%

International Money Express, Inc.*	469,983	7,952
MAXIMUS, Inc.	109,700	8,507
Total		16,459

Insurance 3.69%

Argo Group International Holdings Ltd.	115,500	4,290
Axis Capital Holdings Ltd.	180,000	8,597
ProSight Global, Inc.*	744,141	7,054
Total		19,941

Leisure Products 1.45%

Malibu Boats, Inc. Class A*	151,251	7,842

Life Sciences Tools & Services 1.01%

Syneos Health, Inc.*	85,953	5,424

Machinery 9.02%

Alamo Group, Inc.	86,790	9,625
Allison Transmission Holdings, Inc.	220,580	7,912
Columbus McKinnon Corp.	300,900	10,945
Crane Co.	124,490	7,039
Hillenbrand, Inc.	415,729	13,183
Total		48,704

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2020

Investments	Shares		Fair Value (000)
Media 1.34%

Nexstar Media Group, Inc. Class A		75,600	$7,258

Metals & Mining 1.98%

Worthington Industries, Inc.		257,074	10,676

Multi-Utilities 2.43%

Black Hills Corp.		118,643	6,653
NorthWestern Corp.		125,400	6,476
Total			13,129

Oil, Gas & Consumable Fuels 2.33%

MEG Energy Corp.*(b)	CAD	1,422,100	3,947
Par Pacific Holdings, Inc.*		434,718	3,773
WPX Energy, Inc.*		869,245	4,833
Total			12,553

Real Estate Management & Development 2.54%

Marcus & Millichap, Inc.*		270,658	7,635
Realogy Holdings Corp.		546,784	6,059
Total			13,694

Road & Rail 3.24%

Landstar System, Inc.		60,728	8,082
Saia, Inc.*		70,175	9,418
Total			17,500

Semiconductors & Semiconductor Equipment 2.24%

Advanced Energy Industries, Inc.*		70,136	5,198
Ichor Holdings Ltd.*		273,321	6,877
Total			12,075

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2020

Investments	Shares	Fair Value (000)
Software 0.90%

American Software Inc/GA	343,045	$4,858

Specialty Retail 1.48%

Williams-Sonoma, Inc.	91,139	7,998

Textiles, Apparel & Luxury Goods 0.99%

Skechers U.S.A., Inc. Class A*	179,171	5,348

Thrifts & Mortgage Finance 1.47%

Essent Group Ltd.	147,700	5,273
Flagstar Bancorp, Inc.	85,346	2,681
Total		7,954

Trading Companies & Distributors 1.19%

Applied Industrial Technologies, Inc.	107,070	6,447
Total Common Stocks (cost $552,465,926)		533,103

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.35%

Repurchase Agreement

Repurchase Agreement dated 8/31/2020, 0.00% due 9/1/2020 with Fixed Income Clearing Corp. collateralized by $1,829,900 of U.S. Treasury Note at 2.125% due 12/31/2022; value: $1,920,585; proceeds: $1,882,870 (cost $1,882,870)	$1,883	1,883
Total Investments in Securities 99.10% (cost $554,348,796)		534,986
Other Assets in Excess of Liabilities 0.90%		4,849
Net Assets 100.00%		$539,835

CAD	Canadian Dollar.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2020

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$533,103	$—	$—	$533,103
Short-Term Investment
Repurchase Agreement	—	1,883	—	1,883
Total	$533,103	$1,883	$—	$534,986

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Schedule of Investments.

1. ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company consists of the following three separate funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Dividend Growth Fund (“Dividend Growth Fund” formerly, “Calibrated Dividend Growth Fund”), Lord Abbett Growth Opportunities Fund (“Growth Opportunities Fund”) and Lord Abbett Small-Cap Value Series (“Small Cap Value Fund”).

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of August 31, 2020 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on each Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4. SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund and/or Time Deposit. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the funds are required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by the Funds’ agent; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of August 31, 2020, the market value of securities loaned and collateral received for the Funds was as follows:

Fund	Market Value of Securities Loaned	Collateral Received
Growth Opportunities Fund	$884,872	$924,506